Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

13. Leases

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining lease terms of two month to sixteen years.

Total lease costs were RMB26,469, RMB15,427 and RMB12,511 for the year ended December 31, 2021, 2022 and 2023, respectively including short-term lease costs within 12 months of RMB2,540, RMB1,936 and RMB809, respectively.

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	33,204	12,484	1,758
LIABILITIES
Operating lease liabilities, current	12,439	2,709	382
Operating lease liabilities, non-current	26,482	5,348	753
Total	38,921	8,057	1,135

Supplemental cash flow information related to leases is as follows:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	26,000	15,048	15,169	2,136
Right-of-use assets obtained in exchange for operating lease liabilities	43,855	5,642	8,619	1,214

Other information related to lease is as follows:

	As of December 31,
	2022	2023
Weighted average remaining lease term (years)	8.08	5.07
Weighted average discount rate	5%	5%

As of December 31, 2023, maturities of lease liabilities (excluding lease payments of RMB286 for the leases with lease terms less than one year) are as follows:

As of December 31,
2023
RMB
2024	2,676
2025	2,112
2026	2,089
2027	2,003
2028 and thereafter	1,127
Total minimum lease payments	10,007
Less: interest	(1,950)
Present value of lease obligations	8,057